Other Payables - Summary of other payables (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Other Payables
Provision for profit sharing program	[1]	$ 2,508,143	$ 59,855
Accrued expenses	[2]	2,491,847	0
Advances from customers	[3]	800,000	405,000
Accruals related to payroll	[4]	763,031	455,392
Social charges payable	[5]	626,627	163,384
Other payable		300,738	52,405
Long-term incentive	[6]	177,859	183,041
Total		7,668,245	1,319,077
Current portion		6,648,171	616,156
Non-current portion		$ 1,020,074	$ 702,921

[1]	Refers to accruals payable to the employees under the profit sharing programs.
[2]	Accruals for services received from third parties whose invoices were not received.
[3]	Refers to advances from customers which have signed a letter of intent to purchase eVTOLs.
[4]	Refers to accruals related to personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
[5]	Refers to social charges and taxes applicable in relation to personnel compensation.
[6]	These represent the ERJ’s LTIP obligations. The balance presented as of December 31, 2021, was carved-out
from ERJ and the balance as of December 31, 2022, relates to the LTIP obligation assumed by Eve towards certain grantees transferred from ERJ to Eve during the period.